STOCK-BASED COMPENSATION PLANS (Details 2) (USD $)	2 Months Ended	12 Months Ended	2 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010 Stock options	Dec. 31, 2011 Stock options	Nov. 09, 2010 Stock options	Nov. 09, 2010 Stock options Predecessor	Dec. 31, 2009 Stock options Predecessor	Nov. 30, 2010 Stock options Predecessor
Shares
Outstanding at the beginning of the year (in shares)				5,427,011	5,413,917	4,241,500	4,730,000	5,413,917
Granted (in shares)			1,891,857	8,662,716		2,100,000
Stock dividend adjustment (in shares)						58,127
Exercised (in shares)	(1,828,369)	(121,439)	(1,828,369)	(51,988)
Forfeited (in shares)		(404,192)	(25,000)	(1,606,792)		(55,870)	(290,000)
Expired (in shares)		(927,078)	(25,394)	(927,078)		(929,840)	(198,500)
Outstanding at the end of the year (in shares)			5,427,011	11,503,869	5,413,917		4,241,500	5,413,917
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)				$ 20.21	$ 16.26	$ 31.63	$ 33.01	$ 20.61
Granted (in dollars per share)			$ 14.73	$ 15.26				$ 10.56
Stock dividend adjustment (in dollars per share)						$ 30.32
Exercised (in dollars per share)			$ 2.72	$ 11.05
Forfeited (in dollars per share)			$ 14.73	$ 14.96			$ 54.66	$ 64.79
Expired (in dollars per share)			$ 34.05	$ 39.31			$ 30.78	$ 44.28
Outstanding at the end of the year (in dollars per share)			$ 20.21	$ 15.65	$ 16.26		$ 31.63	$ 20.61